Business Combinations - Additional Information (Detail) $ in Thousands		1 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 04, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2017 USD ($)	Nov. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	May 31, 2015 USD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2017 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2016 USD ($) Business	Nov. 02, 2015 USD ($)	May 01, 2015 USD ($)
Business Acquisition [Line Items]
Number of business acquired | Business												3
Estimated useful life										2 years 1 month 6 days	2 years 8 months 12 days
Goodwill							$ 35,369	$ 35,369		$ 37,306	$ 35,782	$ 34,026
Sale of digital certificates business			$ 500					$ 0	$ 467	467	$ 665	$ 0
Gain on sale of digital certificates business			$ 400
Algorithmic Research Ltd
Business Acquisition [Line Items]
Business acquired in cash						$ 35,100
Contingent liability obligation						11,700				2,000
Escrow deposit related to acquisition						$ 2,300				1,600
Fair value of intangible asset														$ 20,200
Intangible assets consisting of existing technology														20,200
Goodwill														12,735
Algorithmic Research Ltd | In-process Technology
Business Acquisition [Line Items]
Fair value of intangible asset														$ 2,800
Estimated useful life											3 years
Estate Assist Inc
Business Acquisition [Line Items]
Business acquired in cash					$ 3,500					$ 400
Total purchase consideration of acquisition					3,900
Business combination indemnification held					400
Intangible assets consisting of existing technology					400
Goodwill					$ 3,500
OpenTrust
Business Acquisition [Line Items]
Business acquired in cash				$ 21,400
Fair value of intangible asset													$ 13,119
Intangible assets consisting of existing technology													13,119
Goodwill													$ 9,935
AppuriInc
Business Acquisition [Line Items]
Business acquired in cash		$ 500
Business combination indemnification held		300
Intangible assets consisting of existing technology		400
Goodwill		$ 100
SpringCM Inc.
Business Acquisition [Line Items]
Merger-related costs							$ 300
SpringCM Inc. | Subsequent Event
Business Acquisition [Line Items]
Business acquired in cash	$ 220,200